PROVISIONS - Legal Claims and Other Costs (Details) - Legal claims and other costs € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) claim	Dec. 31, 2022 EUR (€) claim
Disclosure of other provisions [line items]
Litigation	€ 13.0	€ 15.0
Disease claims	8.0	10.0
Total provisions for legal claims and other costs	€ 21.0	€ 25.0
Disease claims
Disclosure of other provisions [line items]
Number of cases outstanding for disease claims | claim	7	5
Average claim settlement amount per claim, threshold period	5 years
Disease claims | Bottom of range
Disclosure of other provisions [line items]
Latency period for acquiring diseases	25 years
Disease claims | Top of range
Disclosure of other provisions [line items]
Latency period for acquiring diseases	40 years
Average amount per claim outstanding (less than)	€ 0.4	€ 0.4
Average settlement amount per disease claim (less than)	€ 0.5